UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 5/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2009 (Unaudited)

DWS LifeCompass 2040 Fund

	Shares	Value ($)

Equity - Equity Funds 72.7%
DWS Blue Chip Fund "Institutional"	167	2,022
DWS Capital Growth Fund "Institutional"	5,190	205,770
DWS Commodity Securities Fund "Institutional"	570	1,904
DWS Communications Fund "Institutional"	3,829	49,583
DWS Disciplined Long/Short Value Fund "Institutional"	7,078	43,957
DWS Disciplined Market Neutral Fund "Institutional"	383	3,607
DWS Diversified International Equity Fund "Institutional"	17,773	99,171
DWS Dreman Concentrated Value Fund "Institutional"	6,545	40,647
DWS Dreman High Return Equity Fund "Institutional"	6,874	172,545
DWS Dreman Mid Cap Value Fund "Institutional"	4,205	31,874
DWS Dreman Small Cap Value Fund "Institutional"	16,446	413,452
DWS Emerging Markets Equity Fund "Institutional"	3,128	42,542

DWS Equity 500 Index Portfolio "Institutional"	6,869	718,196
DWS Europe Equity Fund "Institutional"	12,047	233,587
DWS Global Opportunities Fund "Institutional"	3,003	76,467
DWS Global Thematic Fund "Institutional"	8,078	137,330
DWS Gold & Precious Metals Fund "Institutional"	2,325	41,967
DWS Growth & Income Fund "Institutional"	46,127	541,064
DWS Health Care Fund "Institutional"	14,484	276,926
DWS International Fund "Institutional"	6,392	241,420
DWS International Value Opportunities Fund "Institutional"	24,649	190,042
DWS Japan Equity Fund "S"	9,953	73,254
DWS Large Cap Value Fund "Institutional"	29,991	418,971
DWS Large Company Growth Fund "Institutional"	5,263	112,898
DWS Micro Cap Fund "Institutional"	2,598	27,484
DWS Mid Cap Growth Fund "Institutional"	126	1,186
DWS RREEF Global Real Estate Securities Fund "Institutional"	23,902	138,154
DWS RREEF Real Estate Securities Fund "Institutional"	1,928	19,785
DWS S&P 500 Plus Fund "S"	52,378	479,261
DWS Small Cap Core Fund "S"	31,789	361,758
DWS Small Cap Growth Fund "Institutional"	5,358	69,282
DWS Technology Fund "Institutional"	57,930	528,904

Total Equity Funds (Cost $5,848,954)		5,795,010
Equity - Exchange-Traded Funds 20.8%
Consumer Discretionary Select Sector SPDR Fund	7,617	176,562
Consumer Staples Select Sector SPDR Fund	12,166	281,156
Energy Select Sector SPDR Fund	3,330	171,528
Financial Select Sector SPDR Fund	17,162	211,951
Industrial Select Sector SPDR Fund	8,571	193,019
iShares MSCI Australia Index Fund	4,746	77,929
iShares MSCI Canada Index Fund	3,529	81,555
iShares MSCI EAFE Small Cap Index Fund	2,563	76,506
iShares MSCI France Index Fund	1,592	34,928
iShares MSCI Germany Index Fund	2,740	52,937
iShares MSCI Netherlands Investable Market Index Fund	249	3,959
iShares MSCI Switzerland Index Fund	282	5,113
iShares MSCI United Kingdom Index Fund	12,500	171,625
Materials Select Sector SPDR Trust	299	8,133
Utilities Select Sector SPDR Fund	4,094	109,719

Total Exchange-Traded Funds (Cost $1,723,452)		1,656,620
Fixed Income - Bond Funds 3.8%
DWS Core Fixed Income Fund "Institutional"	7,196	62,392
DWS Emerging Markets Fixed Income Fund "Institutional"	2,037	18,924
DWS Floating Rate Plus Fund "Institutional"	936	7,367
DWS Global Bond Fund "S"	1,062	10,439
DWS GNMA Fund "Institutional"	461	6,911
DWS Short Duration Plus Fund "Institutional"	1,619	14,813
DWS US Bond Index Fund "Institutional"	18,276	186,964

Total Fixed Income - Bond Funds (Cost $308,761)		307,810
Fixed Income - Money Market Fund 2.6%
Cash Management QP Trust (Cost $207,993)	207,993	207,993

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $8,089,160) †	99.9	7,967,433
Other Assets and Liabilities, Net	0.1	6,686

Net Assets	100.0	7,974,119

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $8,102,599. At May 31, 2009, net unrealized depreciation for all securities based on tax cost was $135,166. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $311,879 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $447,045.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities
Level 1	$ 7,759,440
Level 2	207,993
Level 3	-
Total	$ 7,967,433

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 20, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 20, 2009